UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 48.96%
Biotechnology - 2.02%
AbbVie, Inc.	24,256	$2,236,161
Amgen, Inc.	10,991	2,139,618
Biogen, Inc. (a)(f)	6,633	1,996,002
Celgene Corp. (a)	25,962	1,663,905
Gilead Sciences, Inc.	30,320	1,896,516
Regeneron Pharmaceuticals, Inc. (a)	5,875	2,194,312
Shire PLC - ADR	12,697	2,209,786
		14,336,300
Chemicals - 0.00% (i)
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,421

Commercial Services & Supplies - 1.96%
Republic Services, Inc. (f)	68,979	4,972,696
Stericycle, Inc. (a)	47,755	1,752,131
Tetra Tech, Inc.	42,449	2,197,585
Waste Management, Inc.	55,903	4,974,808
		13,897,220
Consumer Finance - 1.60%
Ally Financial, Inc.	109,912	2,490,606
Capital One Financial Corp.	33,731	2,549,726
OneMain Holdings, Inc. (a)	47,565	1,155,354
Santander Consumer USA Holdings, Inc. (f)	101,194	1,780,002
Synchrony Financial	75,043	1,760,509
World Acceptance Corp. (a)(f)	15,729	1,608,448
		11,344,645
Entertainment - 0.91%
Viacom, Inc. - Class B (f)	89,256	2,293,879
The Walt Disney Co. (f)	38,090	4,176,569
		6,470,448
Food & Staples Retailing - 4.25%
Costco Wholesale Corp.	33,731	6,871,342
The Kroger Co. (f)	165,815	4,559,912
Performance Food Group Co. (a)	53,440	1,724,509
Sprouts Farmers Market, Inc. (a)(f)	128,483	3,020,635
Walgreens Boots Alliance, Inc. (f)	100,436	6,862,792
Wal-Mart Stores, Inc. (f)	76,559	7,131,471
		30,170,661
Health Care Providers & Services - 11.13%
Acadia Healthcare Co., Inc. (a)(f)	108,206	2,781,976
AMN Healthcare Services, Inc. (a)(f)	37,522	2,125,997
Anthem, Inc.	27,099	7,117,010
Centene Corp. (a)	54,766	6,314,520
Cigna Corp.	40,209	7,636,567
CVS Health Corp.	81,486	5,338,963
DaVita, Inc. (a)	56,661	2,915,775
Encompass Health Corp.	69,168	4,267,666
HCA Healthcare, Inc. (f)	72,769	9,056,102
Humana, Inc.	18,003	5,157,499
Laboratory Corp. of America Holdings (a)	23,877	3,017,098
Premier, Inc. - Class A (a)(f)	63,483	2,371,090
Quest Diagnostics, Inc. (f)	39,606	3,297,992
Select Medical Holdings Corp. (a)	147,812	2,268,914
Tenet Healthcare Corp. (a)	68,789	1,179,044
UnitedHealth Group, Inc.	31,836	7,930,984
Universal Health Services, Inc. - Class B	53,250	6,206,820
		78,984,017

Hotels, Restaurants & Leisure - 2.40%
BJ's Restaurants, Inc. (f)	30,889	$1,562,057
Brinker International, Inc. (f)	38,280	1,683,554
The Cheesecake Factory, Inc. (f)	38,659	1,682,053
Cracker Barrel Old Country Store, Inc. (f)	11,370	1,817,608
Darden Restaurants, Inc.	26,341	2,630,412
Dave & Buster's Entertainment, Inc. (f)	32,973	1,469,277
Dine Brands Global, Inc. (f)	21,414	1,442,019
The Wendy's Co. (f)	111,049	1,733,475
Yum! Brands, Inc.	32,973	3,030,878
		17,051,333
Household Durables - 2.42%
D.R. Horton, Inc. (f)	132,462	4,591,133
Lennar Corp. - Class A (f)	60,641	2,374,095
MDC Holdings, Inc. (f)	56,093	1,576,774
Meritage Homes Corp. (a)(f)	43,396	1,593,501
PulteGroup, Inc.	154,255	4,009,087
Toll Brothers, Inc. (f)	93,235	3,070,229
		17,214,819
IT Services - 4.81%
Alliance Data Systems Corp. (f)	14,023	2,104,572
First Data Corp. - Class A (a)	154,824	2,618,074
Fiserv, Inc. (a)(f)	66,705	4,902,150
FleetCor Technologies, Inc. (a)(f)	15,160	2,815,515
Genpact, Ltd. (b)	53,250	1,437,218
MasterCard, Inc. - Class A (f)	36,574	6,899,685
MAXIMUS, Inc.	45,670	2,972,660
Travelport Worldwide, Ltd. (b)	111,428	1,740,505
Visa, Inc. - Class A (f)	51,924	6,850,853
The Western Union Co. (f)	105,932	1,807,200
		34,148,432
Media - 0.56%
AMC Networks, Inc. - Class A (a)(f)	34,489	1,892,756
Nexstar Media Group, Inc. - Class A (f)	26,341	2,071,456
		3,964,212
Multiline Retail - 4.37%
Dillard's, Inc. - Class A (f)	33,352	2,011,459
Dollar General Corp.	59,504	6,431,192
Dollar Tree, Inc. (a)	52,871	4,775,309
Kohl's Corp. (f)	54,387	3,608,034
Macy's, Inc.	108,585	3,233,661
Nordstrom, Inc. (f)	78,833	3,674,406
Target Corp. (f)	110,480	7,301,623
		31,035,684
Professional Services - 2.26%
ASGN, Inc. (a)	61,020	3,325,590
Insperity, Inc.	46,428	4,334,518
Robert Half International, Inc. (f)	70,495	4,032,314
TriNet Group, Inc. (a)	64,810	2,718,780
TrueBlue, Inc. (a)	71,821	1,598,017
		16,009,219
Road & Rail - 3.44%
Canadian National Railway Co. (b)	34,300	2,541,973
Canadian Pacific Railway, Ltd. (b)	19,898	3,534,283
CSX Corp. (f)	57,230	3,555,700
Genesee & Wyoming, Inc. - Class A (a)(f)	36,574	2,707,208
Kansas City Southern (f)	33,731	3,219,624
Norfolk Southern Corp.	24,067	3,598,979
Union Pacific Corp. (f)	25,393	3,510,074
Werner Enterprises, Inc. (f)	59,504	1,757,748
		24,425,589

Semiconductors & Semiconductor Equipment - 3.52%
Applied Materials, Inc.	117,113	$3,834,280
Intel Corp.	49,460	2,321,158
KLA-Tencor Corp.	23,877	2,136,753
Kulicke & Soffa Industries, Inc. (b)	64,810	1,313,699
Lam Research Corp. (f)	42,259	5,754,408
Micron Technology, Inc. (a)	64,810	2,056,421
MKS Instruments, Inc. (f)	44,344	2,865,066
SolarEdge Technologies, Inc. (a)(b)(f)	69,926	2,454,402
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (f)	60,072	2,217,257
		24,953,444
Specialty Retail - 3.31%
Aaron's, Inc. (f)	75,801	3,187,432
AutoZone, Inc. (a)	3,601	3,018,862
Dick's Sporting Goods, Inc.	73,717	2,299,970
Group 1 Automotive, Inc.	28,994	1,528,564
The Home Depot, Inc. (f)	15,729	2,702,557
Lowe's Companies, Inc.	51,924	4,795,701
Penske Automotive Group, Inc. (f)	49,081	1,978,946
Williams-Sonoma, Inc. (f)	78,644	3,967,590
		23,479,622
TOTAL COMMON STOCKS (Cost $324,010,550)		$347,492,066

INVESTMENT COMPANIES - 10.60%
Exchange Traded Funds - 10.60%
Invesco CurrencyShares Euro Currency Trust (a)(f)	60,286	$6,600,111
Invesco CurrencyShares Japanese Yen Trust (a)(f)(h)	264,163	23,011,239
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (f)	792,015	11,935,666
iShares Floating Rate Bond ETF (f)	191,359	9,636,839
iShares International Treasury Bond ETF (f)	347,250	16,831,208
SPDR Gold Shares (a)	59,647	7,232,199
TOTAL INVESTMENT COMPANIES (Cost $77,653,350)		$75,247,262

	Principal Amount	Fair Value
CORPORATE BONDS - 3.58%
Banks - 1.32%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,362,308
Wells Fargo & Co.
1.125%, 10/29/2021	3,430,000	4,011,354
		9,373,662
Food Products - 0.57%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	4,150,000	4,016,184

Internet & Direct Marketing Retail - 0.49%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	3,480,000	3,461,010

Software - 0.62%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,421,088

Technology Hardware, Storage & Peripherals - 0.58%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,144,468
TOTAL CORPORATE BONDS (Cost $25,437,982)		$25,416,412

UNITED STATES TREASURY OBLIGATIONS - 5.97%
United States Treasury Inflation Index Bond - 1.83%
0.125%, 07/15/2022	$13,405,099	$13,020,170

United States Treasury Notes - 4.14%
1.500%, 01/31/2019	7,190,000	7,185,222
2.500%, 01/31/2025	13,980,000	13,925,391
3.500%, 02/15/2039	7,540,000	8,247,169
		29,357,782
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $42,280,177)		$42,377,952

FOREIGN GOVERNMENT BONDS - 4.43%
Foreign Government Bonds - 4.43%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$4,300,000	$4,336,593
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 5,400,000	4,034,732
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 13,500,000	15,745,282
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 3,750,000	5,072,944
Korea International Bond
7.125%, 04/16/2019 (b)(f)	$2,250,000	2,280,938
TOTAL FOREIGN GOVERNMENT BONDS (Cost $31,786,276)		$31,470,489

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 21.74%
Money Market Funds - 21.74%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (c)(g)	154,269,151	$154,269,151
TOTAL SHORT-TERM INVESTMENTS (Cost $154,269,151)		$154,269,151

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.73%
Mount Vernon Liquid Assets Portfolio, LLC, 2.570% (c)	139,996,413	$139,996,413
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost 139,996,413)		$139,996,413

Total Investments (Cost $795,433,898) - 115.01%		$816,269,745
Liabilities in Excess of Other Assets - (15.01)%		(106,558,466)
TOTAL NET ASSETS - 100.00%		$709,711,279

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2018.
(d)	Illiquid security. The fair value of these securities total $6,421 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.

(f)
This security or a portion of this security was out on loan as of December 31, 2018. Total loaned securities had a value of $137,914,871 or 19.43% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(g)	All or a portion of the assets have been committed as collateral for open securites sold short.
(h)	Affiliated Securitiy. At December 31, 2018, the market value of this securitiy totals $23,011,239, which represents 3.24% of total net assets.
(i)	Rounds to less than 0.005%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
December 31, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 10.84%
Aerospace & Defense - 0.20%
Aerojet Rocketdyne Holdings, Inc.	20,529	$723,237
Embraer SA - ADR	16,915	374,329
Mercury Systems, Inc.	6,650	314,478
		1,412,044
Auto Components - 0.06%
LCI Industries	6,723	449,096

Automobiles - 0.12%
Ferrari NV (b)	8,530	848,223

Banks - 0.52%
First Republic Bank	11,493	998,742
HDFC Bank, Ltd. - ADR	12,288	1,272,914
ICICI Bank, Ltd. - ADR	111,753	1,149,938
South State Corp.	5,060	303,347
		3,724,941
Beverages - 0.37%
Anheuser-Busch InBev SA/NV - ADR	11,060	727,859
Brown-Forman Corp. - Class B	25,878	1,231,275
Cott Corp. (b)	27,685	385,929
MGP Ingredients, Inc.	4,626	263,913
		2,608,976
Building Products - 0.24%
American Woodmark Corp.	7,734	430,629
Lennox International, Inc.	5,711	1,249,910
		1,680,539
Capital Markets - 0.03%
WisdomTree Investments, Inc.	34,335	228,328

Chemicals - 0.40%
GCP Applied Technologies, Inc.	24,577	603,365
International Flavors & Fragrances, Inc.	7,879	1,057,913
The Scotts Miracle-Gro Co.	13,517	830,755
Tronox, Ltd. - Class A (b)	42,937	334,050
		2,826,083
Commercial Services & Supplies - 0.34%
The Brink's Co.	14,240	920,616
Cimpress NV (b)	3,470	358,868
Healthcare Services Group, Inc.	19,589	787,086
Ritchie Bros Auctioneers, Inc. (b)	9,831	321,670
		2,388,240
Construction & Engineering - 0.14%
AECOM	24,215	641,697
Granite Construction, Inc.	8,024	323,207
		964,904
Construction Materials - 0.28%
Martin Marietta Materials, Inc.	6,361	1,093,265
Vulcan Materials Co.	9,180	906,984
		2,000,249

Diversified Consumer Services - 0.12%
TAL Education Group - ADR	31,227	$833,136

Electronic Equipment, Instruments & Components - 0.48%
Cognex Corp.	20,674	799,463
IPG Photonics Corp.	10,409	1,179,236
Littelfuse, Inc.	6,289	1,078,438
Rogers Corp.	3,181	315,110
		3,372,247
Energy Equipment & Services - 0.32%
Halliburton Co.	24,938	662,852
National Oilwell Varco, Inc.	24,432	627,902
Oil States International, Inc.	17,493	249,800
Schlumberger, Ltd.	19,734	712,003
		2,252,557
Food Products - 0.06%
BRF SA - ADR	72,140	409,755

Health Care Equipment & Supplies - 1.07%
Abbott Laboratories	17,204	1,244,365
Becton Dickinson and Co.	5,349	1,205,237
Cooper Companies, Inc.	4,699	1,195,895
DENTSPLY SIRONA, Inc.	36,938	1,374,463
Insulet Corp.	15,830	1,255,636
Nevro Corp.	7,301	283,936
Wright Medical Group, Inc. (b)	38,600	1,050,692
		7,610,224
Health Care Technology - 0.10%
Medidata Solutions, Inc.	11,060	745,665

Hotels, Restaurants & Leisure - 0.43%
Melco Crown Entertainment, Ltd. - ADR	77,200	1,360,264
MGM Resorts International	37,950	920,667
Wynn Resorts, Ltd.	7,518	743,605
		3,024,536
Household Durables - 0.12%
iRobot Corp.	10,554	883,792

Household Products - 0.04%
Spectrum Brands Holdings, Inc.	6,289	265,710

Industrial Conglomerates - 0.16%
3M Co.	6,144	1,170,678

Insurance - 0.53%
American International Group, Inc.	21,107	831,827
Assurant, Inc.	12,433	1,112,007
Chubb, Ltd. (b)	6,000	775,080
Marsh & McLennan Companies, Inc.	13,445	1,072,239
		3,791,153
Interactive Media & Services - 0.34%
SINA Corp. (b)	17,782	953,826
Snap, Inc. - Class A	73,442	404,665
Weibo Corp. - ADR	17,782	1,039,002
		2,397,493

Internet & Direct Marketing Retail - 0.71%
Alibaba Group Holding, Ltd. - ADR	7,012	$961,135
Ctrip.com International, Ltd. - ADR	25,083	678,746
GrubHub, Inc.	16,481	1,265,906
MakeMyTrip, Ltd. - Class A (b)	11,782	286,656
MercadoLibre, Inc. (b)	3,470	1,016,189
Wayfair, Inc. - Class A	9,108	820,449
		5,029,081
Leisure Products - 0.14%
Hasbro, Inc.	11,999	974,919

Life Sciences Tools & Services - 0.11%
Bio-Techne Corp.	5,638	815,931

Machinery - 0.21%
The Toro Co.	19,300	1,078,484
Woodward, Inc.	5,711	424,270
		1,502,754
Media - 0.35%
Meredith Corp.	6,867	356,672
New York Times Co. - Class A	46,913	1,045,691
News Corp. - Class A	94,766	1,075,594
		2,477,957
Metals & Mining - 0.61%
Agnico Eagle Mines, Ltd. (b)	29,275	1,182,710
Franco-Nevada Corp. (b)	12,722	892,703
Royal Gold, Inc.	15,614	1,337,339
Wheaton Precious Metals Corp. (b)	47,564	928,925
		4,341,677
Multi-Utilities - 0.15%
Sempra Energy	9,614	1,040,139

Oil, Gas & Consumable Fuels - 0.36%
Concho Resources, Inc.	9,325	958,517
Devon Energy Corp.	48,865	1,101,417
Jagged Peak Energy, Inc.	33,540	305,885
Kosmos Energy Ltd.	41,130	167,399
		2,533,218
Pharmaceuticals - 0.10%
Nektar Therapeutics	22,264	731,818

Real Estate Investment Trusts (REITs) - 0.18%
Equinix, Inc.	2,458	866,593
Healthcare Realty Trust, Inc.	13,228	376,204
		1,242,797
Semiconductors & Semiconductor Equipment - 0.60%
Ambarella, Inc.	20,095	702,923
First Solar, Inc.	27,541	1,169,253
Inphi Corp.	10,048	323,043
Microchip Technology, Inc.	17,421	1,252,918
Universal Display Corp.	9,036	845,499
		4,293,636

Software - 0.75%
2U, Inc.	14,312	$711,593
Blackbaud, Inc.	11,060	695,674
Box, Inc. - Class A	43,877	740,644
Guidewire Software, Inc.	11,276	904,673
Hortonworks, Inc.	34,480	497,202
Instructure, Inc.	11,566	433,841
Pegasystems, Inc.	13,011	622,316
Proofpoint, Inc.	8,602	720,934
		5,326,877
Trading Companies & Distributors - 0.10%
SiteOne Landscape Supply, Inc.	13,373	739,126
TOTAL COMMON STOCKS (Proceeds $88,884,675)		$76,938,499

PREFERRED STOCKS - 0.07%
Transportation Infrastructure - 0.07%
Azul SA - ADR	18,071	$500,386
TOTAL PREFERRED STOCKS (Proceeds $404,381)		$500,386

INVESTMENT COMPANIES - 0.91%
Exchange Traded Funds - 0.91%
SPDR S&P 500 ETF Trust	25,926	$6,479,426
TOTAL INVESTMENT COMPANIES (Proceeds $6,786,740)		$6,479,426

TOTAL SECURITIES SOLD SHORT
(Proceeds $96,075,796) - 11.82%		$83,918,311

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at December 31, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$14,336,300	$-	$-	$14,336,300
Chemicals	-	-	6,421	6,421
Consumer Services & Supplies	13,897,220	-	-	13,897,220
Consumer Finance	11,344,645	-	-	11,344,645
Entertainment	6,470,448	-	-	6,470,448
Food & Staples Retailing	30,170,661	-	-	30,170,661
Health Care Providers & Services	78,984,017	-	-	78,984,017
Hotels, Restaurants & Leisure	17,051,333	-	-	17,051,333
Household Durables	17,214,819	-	-	17,214,819
IT Services	34,148,432	-	-	34,148,432
Media	3,964,212	-	-	3,964,212
Multiline Retail	31,035,684	-	-	31,035,684
Professional Services	16,009,219	-	-	16,009,219
Road & Rail	24,425,589	-	-	24,425,589
Semiconductors & Semiconductor Equipment	24,953,444	-	-	24,953,444
Specialty Retail	23,479,622	-	-	23,479,622
Total Common Stocks	347,485,645	-	6,421	347,492,066
Exchange Traded Funds	75,247,262	-	-	75,247,262
Corporate Bonds	-	25,416,412	-	25,416,412
United States Treasury Obligations	-	42,377,952	-	42,377,952
Foreign Government Bonds	-	31,470,489	-	31,470,489
Money Market Funds	154,269,151	-	-	154,269,151
Investments Purchased as Securities Lending Collateral*	-	-	-	139,996,413
Total Investments in Securities	$577,002,058	$99,264,853	$6,421	$816,269,745

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$76,938,499	$-	$-	$76,938,499
Preferred Stocks	500,386	-	-	500,386
Exchange Traded Funds	6,479,426	-	-	6,479,426
Total Securities Sold Short	$83,918,311	$-	$-	$83,918,311

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$6,423
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized depreciation	(2	) *
Purchases	–
Sales	–
Transfer into and/or out of Level 3	–
Balance as of December 31, 2018	$6,421	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2018	$(2)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014.  The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period, the discount was 95%.

Leuthold Global Fund
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 52.01%
Airlines - 1.18%
Hawaiian Holdings, Inc.	7,976	$210,646
International Consolidated Airlines Group SA (b)	49,555	390,867
SkyWest, Inc. (f)	4,967	220,882
		822,395
Communications Equipment - 2.65%
Arcadyan Technology Corp. (b)	115,000	280,097
Ciena Corp. (a)	13,894	471,146
CommScope Holding Co., Inc. (a)(f)	11,564	189,534
EchoStar Corp. - Class A (a)(f)	6,800	249,696
Lumentum Holdings, Inc. (a)(f)	7,809	328,056
Sangsangin Co., Ltd. (a)(b)	10,413	166,847
Taihan Fiberoptics Co., Ltd. (a)(b)	35,080	160,864
		1,846,240
Consumer Finance - 1.95%
Ally Financial, Inc.	13,279	300,902
Encore Capital Group, Inc. (a)(f)	5,968	140,248
Hitachi Capital Corp. (b)	9,000	189,231
Krungthai Card PLC - NVDR	237,300	222,656
Nelnet, Inc. - Class A	3,933	205,853
Santander Consumer USA Holdings, Inc. (f)	17,244	303,322
		1,362,212
Health Care Providers & Services - 9.64%
Acadia Healthcare Co., Inc. (a)(f)	8,343	214,499
Alfresa Holdings Corp. (b)	20,000	509,792
AmerisourceBergen Corp.	3,933	292,615
AMN Healthcare Services, Inc. (a)	6,634	375,882
Anthem, Inc.	2,472	649,221
Centene Corp. (a)	4,798	553,209
Cigna Corp.	4,050	769,206
CVS Health Corp.	6,405	419,656
HCA Healthcare, Inc.	5,135	639,051
Korian SA (b)	6,735	239,703
Laboratory Corp. of America Holdings (a)	2,177	275,086
Medipal Holdings Corp. (b)	21,800	466,393
Select Medical Holdings Corp. (a)	16,693	256,238
UnitedHealth Group, Inc.	2,252	561,018
Universal Health Services, Inc. - Class B	4,393	512,048
		6,733,617
Household Durables - 3.01%
Barratt Developments PLC (b)	37,692	222,335
Bellway PLC (b)	7,904	253,596
Haseko Corp. (b)	30,100	315,195
Lennar Corp. - Class A	7,474	292,607
MDC Holdings, Inc. (f)	9,463	266,005
Meritage Homes Corp. (a)(f)	7,072	259,684
Redrow PLC (b)	40,039	250,793
TRI Pointe Group, Inc. (a)	22,240	243,083
		2,103,298

Insurance - 2.50%
Dai-ichi Life Holdings, Inc. (b)	20,800	$323,016
Legal & General Group PLC (b)	94,477	278,364
Lincoln National Corp.	2,984	153,109
Medibank Pvt, Ltd. (b)	112,973	204,524
Old Mutual, Ltd. (b)	76,383	113,910
Ping An Insurance Group Co. of China, Ltd. (b)	51,500	454,334
Prudential Financial, Inc.	2,701	220,267
		1,747,524
IT Services - 6.70%
Accenture PLC - Class A (b)	2,662	375,369
Alliance Data Systems Corp. (f)	1,414	212,213
Bechtle AG (b)	2,873	223,792
CACI International, Inc. - Class A (a)	1,764	254,069
Computershare, Ltd. (b)	16,110	195,241
CSG Systems International, Inc.	5,215	165,681
DXC Technology Co.	5,055	268,774
Fidelity National Information Services, Inc.	3,109	318,828
First Data Corp. - Class A (a)	12,652	213,945
FleetCor Technologies, Inc. (a)(f)	1,519	282,109
Genpact, Ltd. (b)	11,057	298,428
ManTech International Corp. - Class A	3,763	196,786
MAXIMUS, Inc.	3,488	227,034
NET One Systems Co., Ltd. (b)	22,800	402,169
NS Solutions Corp. (b)	9,800	234,588
Sabre Corp.	8,679	187,814
TIS, Inc. (b)	5,300	208,676
Travelport Worldwide, Ltd. (b)	12,139	189,611
Wipro, Ltd. - ADR	43,847	224,935
		4,680,062
Life Sciences Tools & Services - 3.27%
Bio-Rad Laboratories, Inc. - Class A (a)	1,029	238,954
Cambrex Corp. (a)(f)	6,397	241,551
Eurofins Scientific SE (b)	664	247,991
Gerresheimer AG (b)	4,977	327,044
IQVIA Holdings, Inc. (a)(f)	3,363	390,680
Medpace Holdings, Inc. (a)	5,248	277,777
Siegfried Holding AG (b)	929	317,730
Syneos Health, Inc. (a)	6,092	239,720
		2,281,447
Media - 0.41%
Nexstar Media Group, Inc. - Class A (f)	3,643	286,486

Metals & Mining - 1.08%
BlueScope Steel, Ltd. (b)	41,376	319,179
Evraz PLC (b)	27,990	171,396
Reliance Steel & Aluminum Co.	2,169	154,368
United States Steel Corp.	5,960	108,710
		753,653
Multiline Retail - 0.76%
Dillard's, Inc. - Class A (f)	3,723	224,534
Kohl's Corp. (f)	4,645	308,149
		532,683

Oil, Gas & Consumable Fuels - 8.37%
Adaro Energy Tbk PT (b)	1,827,500	$154,606
Antero Resources Corp. (a)(f)	11,814	110,933
Beach Energy, Ltd. (b)	168,902	159,580
Cenovus Energy, Inc. (b)(f)	24,221	170,274
Chesapeake Energy Corp. (a)(f)	50,846	106,777
CNX Resources Corp. (a)(f)	13,818	157,802
CVR Refining LP	10,363	108,086
DNO ASA (b)	134,713	195,733
Ecopetrol SA - ADR	12,602	200,120
Eni SpA - ADR	7,050	222,075
Equinor ASA - ADR	10,855	229,800
Exxon Mobil Corp.	4,360	297,308
Formosa Petrochemical Corp. (b)	78,000	276,785
Galp Energia SGPS SA (b)	11,599	182,636
HollyFrontier Corp.	6,119	312,803
Idemitsu Kosan Co., Ltd. (b)	6,700	217,929
JXTG Holdings, Inc. (b)	52,500	272,660
Laredo Petroleum, Inc. (a)	23,309	84,379
Marathon Petroleum Corp.	3,813	225,005
MOL Hungarian Oil & Gas PLC (b)	23,517	258,084
PBF Energy, Inc. - Class A	7,302	238,556
Peabody Energy Corp.	7,581	231,069
Peyto Exploration & Development Corp. (b)	26,101	135,361
PTT PCL - NVDR	175,500	247,505
Repsol SA (b)	14,039	225,706
Southwestern Energy Co. (a)	48,732	166,176
Thai Oil PCL - NVDR	73,300	148,973
Whitehaven Coal, Ltd. (b)	92,680	282,437
Yanzhou Coal Mining Co., Ltd. (b)	280,000	226,139
		5,845,297
Paper & Forest Products - 2.97%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,583
Fibria Celulose SA - ADR	15,271	262,814
Louisiana-Pacific Corp.	13,974	310,502
Norbord, Inc. (b)	6,234	165,759
Sappi, Ltd. (b)	52,821	299,638
Stora Enso OYJ (b)	32,999	382,581
UPM-Kymmene OYJ (b)	8,679	219,699
West Fraser Timber Co., Ltd. (b)	7,836	387,094
		2,075,670
Semiconductors & Semiconductor Equipment - 3.98%
Applied Materials, Inc.	6,772	221,715
DB HiTek Co., Ltd. (b)	19,241	188,000
Intel Corp.	7,772	364,740
Lam Research Corp. (f)	1,962	267,165
Micron Technology, Inc. (a)	14,126	448,218
ON Semiconductor Corp. (a)	17,155	283,229
SCREEN Holdings Co., Ltd. (b)	3,900	163,506
Sino-American Silicon Products, Inc. (b)	89,000	177,032
STMicroelectronics NV - NYRS	15,265	211,878
SUMCO Corp. (b)	24,400	271,743
UniTest, Inc. (b)	18,766	177,035
		2,774,261

Wireless Telecommunication Services - 3.54%
China Mobile, Ltd. - ADR	6,357	$305,136
KDDI Corp. (b)	24,400	583,036
Rogers Communications, Inc. - Class B (b)	6,902	353,695
Softbank Group Corp. (b)	10,200	668,092
Telephone & Data Systems, Inc.	8,621	280,527
T-Mobile US, Inc. (a)	4,411	280,584
		2,471,070
TOTAL COMMON STOCKS (Cost $41,464,512)		$36,315,915

INVESTMENT COMPANIES - 12.14%
Exchange Traded Funds - 12.14%
Invesco CurrencyShares Euro Currency Trust (a)	5,297	$579,916
Invesco CurrencyShares Japanese Yen Trust (a)(f)	32,898	2,865,745
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	80,272	1,209,699
iShares Floating Rate Bond ETF (f)	20,589	1,036,862
iShares International Treasury Bond ETF (f)	42,420	2,056,097
SPDR Gold Shares (a)	6,004	727,985
TOTAL INVESTMENT COMPANIES (Cost $8,706,780)		$8,476,304

	Principal Amount	Fair Value
CORPORATE BONDS - 2.79%
Banks - 1.99%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$547,888
Wells Fargo & Co.
1.125%, 10/29/2021	720,000	842,033
		1,389,921
Diversified Telecommunication Services - 0.80%
AT&T, Inc.
3.400%, 05/15/2025	590,000	555,575
TOTAL CORPORATE BONDS (Cost $1,891,926)		$1,945,496

UNITED STATES TREASURY OBLIGATIONS- 7.02%
United States Treasury Inflation Index Bond - 2.23%
0.125%, 07/15/2022	$1,600,034	$1,554,089

United States Treasury Notes - 4.79%
1.500%, 01/31/2019	762,000	761,494
2.500%, 01/31/2025	1,289,000	1,283,965
3.500%, 02/15/2039	1,190,000	1,301,609
		3,347,068
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,880,834)		$4,901,157

FOREIGN GOVERNMENT BONDS - 6.07%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$725,000	$731,170
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 610,000	455,775
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 1,540,000	1,796,128
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 630,000	852,255
Korea International Bond
7.125%, 04/16/2019 (b)(f)	$400,000	405,500
TOTAL FOREIGN GOVERNMENT BONDS (Cost $4,271,637)		$4,240,828

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 8.28%
Money Market Funds - 8.28%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (c)(g)	5,781,172	$5,781,172
TOTAL SHORT-TERM INVESTMENTS (Cost $5,781,172)		$5,781,172

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.94%
Mount Vernon Liquid Assets Portfolio, LLC, 2.570% (c)	8,340,565	$8,340,565
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost 8,340,565)		$8,340,565

Total Investments (Cost $75,337,426) - 100.25%		$70,001,437
Liabilities in Excess of Other Assets - (g) (0.25)%		(174,833)
TOTAL NET ASSETS - 100.00%		$69,826,604

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2018.
(d)	Illiquid security. The fair value of these securities total $47,583 which represents 0.07% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)
This security or a portion of this security was out on loan as of December 31, 2018. Total loaned securities had a value of $8,198,085 or 11.74% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(g)	All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$1,160,961	1.66%
British Pound	2,533,516	3.62
Canadian Dollar	1,497,684	2.14
Euro	5,235,201	7.48
Hong Kong Dollar	728,056	1.04
Hungarian Forint	258,084	0.37
Indonesian Rupiah	154,606	0.22
Japanese Yen	4,826,026	6.89
New Taiwan Dollar	733,914	1.05
Norwegian Krone	195,733	0.28
South African Rand	299,638	0.43
South Korea Won	692,746	0.99
Swiss Franc	317,730	0.45
Thai Baht	619,134	0.88
US Dollar	50,748,408	72.50
Total Investments	$70,001,437	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Argentina	$731,170	1.04%
Australia	1,160,961	1.66
Brazil	262,814	0.38
Britain	2,437,821	3.48
Canada	1,667,958	2.38
China	728,056	1.04
Colombia	200,120	0.29
Finland	602,280	0.86
France	2,035,831	2.91
Germany	550,836	0.79
Hong Kong	305,136	0.44
Hungary	258,084	0.37
India	224,935	0.32
Indonesia	154,606	0.22
Ireland	375,369	0.54
Italy	222,075	0.32
Japan	4,826,026	6.89
Luxembourg	247,991	0.35
Norway	425,533	0.61
Portugal	182,636	0.26
Russia	171,396	0.24
South Africa	413,548	0.59
South Korea	1,098,246	1.57
Spain	225,706	0.32
Switzerland	529,608	0.76
Taiwan	733,914	1.05
Thailand	619,134	0.88
United States	48,609,647	69.44
Total Investments	$70,001,437	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
December 31, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 6.56%
Aerospace & Defense - 0.12%
Aerojet Rocketdyne Holdings, Inc.	1,222	$43,051
Embraer SA - ADR	1,007	22,285
Mercury Systems, Inc.	396	18,727
		84,063
Auto Components - 0.04%
LCI Industries	400	26,720

Automobiles - 0.07%
Ferrari NV (b)	508	50,516

Banks - 0.32%
First Republic Bank	684	59,440
HDFC Bank, Ltd. - ADR	731	75,724
ICICI Bank, Ltd. - ADR	6,651	68,439
South State Corp.	301	18,045
		221,648
Beverages - 0.22%
Anheuser-Busch InBev SA/NV - ADR	658	43,303
Brown-Forman Corp. - Class B	1,540	73,273
Cott Corp.	1,648	22,973
MGP Ingredients, Inc.	275	15,689
		155,238
Building Products - 0.14%
American Woodmark Corp.	460	25,613
Lennox International, Inc.	340	74,412
		100,025
Capital Markets - 0.02%
WisdomTree Investments, Inc.	2,043	13,586

Chemicals - 0.24%
GCP Applied Technologies, Inc.	1,463	35,917
International Flavors & Fragrances, Inc.	469	62,972
The Scotts Miracle-Gro Co.	804	49,414
Tronox, Ltd. - Class A (b)	2,555	19,878
		168,181

Commercial Services & Supplies - 0.20%
The Brink's Co.	847	$54,759
Cimpress NV (b)	206	21,304
Healthcare Services Group, Inc.	1,166	46,850
Ritchie Bros Auctioneers, Inc. (b)	585	19,141
		142,054
Construction & Engineering - 0.08%
AECOM	1,441	38,186
Granite Construction, Inc.	478	19,254
		57,440
Construction Materials - 0.17%
Martin Marietta Materials, Inc.	379	65,139
Vulcan Materials Co.	546	53,945
		119,084
Diversified Consumer Services - 0.07%
TAL Education Group - ADR	1,858	49,571

Electronic Equipment, Instruments & Components - 0.29%
Cognex Corp.	1,230	47,564
IPG Photonics Corp.	619	70,126
Littelfuse, Inc.	374	64,134
Rogers Corp.	189	18,722
		200,546
Energy Equipment & Services - 0.19%
Halliburton Co.	1,484	39,445
National Oilwell Varco, Inc.	1,454	37,368
Oil States International, Inc.	1,041	14,865
Schlumberger, Ltd.	1,174	42,358
		134,036
Food Products - 0.04%
BRF SA - ADR	4,293	24,384

Health Care Equipment & Supplies - 0.65%
Abbott Laboratories	1,024	74,066
Becton Dickinson and Co.	318	71,652
Cooper Companies, Inc.	280	71,260
DENTSPLY SIRONA, Inc.	2,198	81,788
Insulet Corp.	942	74,719
Nevro Corp.	434	16,878
Wright Medical Group NV (b)	2,297	62,524
		452,887
Health Care Technology - 0.06%
Medidata Solutions, Inc.	658	44,362

Hotels, Restaurants & Leisure - 0.26%
Melco Resort & Entertainment, Ltd. - ADR	4,594	$80,946
MGM Resorts International	2,258	54,779
Wynn Resorts, Ltd.	447	44,213
		179,938
Household Durables - 0.08%
iRobot Corp.	628	52,589

Household Products - 0.02%
Spectrum Brands Holdings, Inc.	374	15,802

Industrial Conglomerates - 0.10%
3M Co.	366	69,738

Insurance - 0.32%
American International Group, Inc.	1,256	49,499
Assurant, Inc.	740	66,186
Chubb, Ltd. (b)	357	46,117
Marsh & McLennan Companies, Inc.	800	63,800
		225,602
Interactive Media & Services - 0.21%
SINA Corp. (b)	1,058	56,751
Snap, Inc. - Class A	4,371	24,084
Weibo Corp. - ADR	1,058	61,819
		142,654
Internet & Direct Marketing Retail - 0.43%
Alibaba Group Holding, Ltd. - ADR	417	57,158
Ctrip.com International, Ltd. - ADR	1,493	40,401
GrubHub, Inc.	981	75,351
MakeMyTrip, Ltd. - Class A (b)	701	17,055
MercadoLibre, Inc. (b)	206	60,327
Wayfair, Inc. - Class A	542	48,823
		299,115
Leisure Products - 0.08%
Hasbro, Inc.	714	58,012

Life Sciences Tools & Services - 0.07%
Bio-Techne Corp.	336	48,626

Machinery - 0.13%
The Toro Co.	1,149	64,206
Woodward, Inc.	340	25,259
		89,465

Media - 0.21%
Meredith Corp.	409	$21,243
New York Times Co. - Class A	2,792	62,234
News Corp. - Class A	5,640	64,014
		147,491
Metals & Mining - 0.37%
Agnico Eagle Mines, Ltd. (b)	1,742	70,377
Franco-Nevada Corp. (b)	757	53,119
Royal Gold, Inc.	929	79,569
Wheaton Precious Metals Corp. (b)	2,831	55,289
		258,354
Multi-Utilities - 0.09%
Sempra Energy	572	61,885

Oil, Gas & Consumable Fuels - 0.22%
Concho Resources, Inc.	555	57,049
Devon Energy Corp.	2,908	65,546
Jagged Peak Energy, Inc.	1,996	18,204
Kosmos Energy, Ltd.	2,448	9,963
		150,762
Pharmaceuticals - 0.06%
Nektar Therapeutics	1,325	43,553

Real Estate Investment Trusts (REITs) - 0.11%
Equinix, Inc.	146	51,474
Healthcare Realty Trust, Inc.	787	22,382
		73,856
Semiconductors & Semiconductor Equipment - 0.37%
Ambarella, Inc.	1,196	41,836
First Solar, Inc.	1,639	69,584
Inphi Corp.	598	19,226
Microchip Technology, Inc.	1,037	74,581
Universal Display Corp.	538	50,340
		255,567
Software - 0.45%
2U, Inc.	852	42,361
Blackbaud, Inc.	658	41,388
Box, Inc. - Class A	2,611	44,074
Guidewire Software, Inc.	671	53,834
Hortonworks, Inc.	2,052	29,590
Instructure, Inc.	688	25,807
Pegasystems, Inc.	774	37,020
Proofpoint, Inc.	512	42,911
		316,985

Trading Companies & Distributors - 0.06%
SiteOne Landscape Supply, Inc.	796	$43,995
TOTAL COMMON STOCKS (Proceeds $5,304,075)		$4,578,330

PREFERRED STOCKS - 0.04%
Transportation Infrastructure - 0.04%
Azul SA (b)	1,075	$29,767
TOTAL PREFERRED STOCKS (Proceeds $24,056)		$29,767

INVESTMENT COMPANIES - 5.40%
Exchange Traded Funds - 5.40%
iShares MSCI ACWI ETF	24,084	$1,545,229
iShares MSCI EAFE ETF	24,877	1,462,270
iShares MSCI Emerging Markets ETF	9,744	380,601
SPDR S&P 500 ETF Trust	1,544	385,876
TOTAL INVESTMENT COMPANIES (Proceeds $4,482,325)		$3,773,976

TOTAL SECURITIES SOLD SHORT
(Proceeds $9,810,456) - 12.00%		$8,382,073

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at December 31, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$431,528	$390,867	$-	$822,395
Communications Equipment	1,238,432	607,808	-	1,846,240
Consumer Finance	950,325	411,887	-	1,362,212
Health Care Providers & Services	5,517,729	1,215,888	-	6,733,617
Household Durables	1,061,379	1,041,919	-	2,103,298
Insurance	373,376	1,374,148	-	1,747,524
IT Services	3,415,596	1,264,466	-	4,680,062
Life Sciences Tools & Services	1,388,682	892,765	-	2,281,447
Media	286,486	-	-	286,486
Metals & Mining	263,078	490,575	-	753,653
Multiline Retail	532,683	-	-	532,683
Oil, Gas & Consumable Fuels	2,996,524	2,848,773	-	5,845,297
Paper & Forest Products	1,126,169	901,918	47,583	2,075,670
Semiconductors & Semiconductor Equipment	1,796,945	977,316	-	2,774,261
Wireless Telecommunication Services	1,219,942	1,251,128	-	2,471,070
Total Common Stocks	22,598,874	13,669,458	47,583	36,315,915
Exchange Traded Funds	8,476,304	-	-	8,476,304
Corporate Bonds	-	1,945,496	-	1,945,496
United States Treasury Obligations	-	4,901,157	-	4,901,157
Foreign Government Bonds	-	4,240,828	-	4,240,828
Money Market Funds	5,781,172	-	-	5,781,172
Investments Purchased as Securites Lending Collateral*	-	-	-	8,340,565
Total Investments in Securities	$36,856,350	$24,756,939	$47,583	$70,001,437

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,578,330	$-	$-	$4,578,330
Preferred Stock	29,767	-	-	29,767
Exchange Traded Funds	3,773,976	-	-	3,773,976
Total Securities Sold Short	$8,382,073	$-	$-	$8,382,073

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$47,596
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(13)	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2018	$47,583	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2018:	$(13)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.36%
Biotechnology - 4.16%
AbbVie, Inc.	961	$88,595
Amgen, Inc.	438	85,265
Biogen, Inc. (a)	259	77,938
Celgene Corp. (a)	1,025	65,692
Gilead Sciences, Inc.	1,197	74,872
Regeneron Pharmaceuticals, Inc. (a)	231	86,279
Shire PLC - ADR	501	87,194
		565,835
Commercial Services & Supplies - 4.04%
Republic Services, Inc.	2,717	195,868
Stericycle, Inc. (a)	1,937	71,069
Tetra Tech, Inc.	1,699	87,957
Waste Management, Inc.	2,201	195,867
		550,761
Consumer Finance - 3.27%
Ally Financial, Inc.	4,337	98,277
Capital One Financial Corp.	1,339	101,215
OneMain Holdings, Inc. (a)	1,869	45,398
Santander Consumer USA Holdings, Inc.	3,914	68,847
Synchrony Financial	2,930	68,738
World Acceptance Corp. (a)	613	62,685
		445,160
Entertainment - 1.88%
Viacom, Inc. - Class B	3,483	89,513
The Walt Disney Co.	1,515	166,120
		255,633
Food & Staples Retailing - 8.76%
Costco Wholesale Corp.	1,336	272,157
The Kroger Co.	6,546	180,015
Performance Food Group Co. (a)	2,096	67,638
Sprouts Farmers Market, Inc. (a)	5,006	117,691
Walgreens Boots Alliance, Inc.	3,986	272,363
Walmart, Inc.	3,041	283,269
		1,193,133

Health Care Providers & Services - 22.42%
Acadia Healthcare Co., Inc. (a)	4,190	$107,725
AMN Healthcare Services, Inc. (a)	1,449	82,100
Anthem, Inc.	1,043	273,923
Centene Corp. (a)	2,101	242,245
Cigna Corp.	1,496	284,115
CVS Health Corp.	3,142	205,864
DaVita, Inc. (a)	2,225	114,499
Encompass Health Corp.	2,690	165,973
HCA Healthcare, Inc.	2,845	354,060
Humana, Inc.	690	197,671
Laboratory Corp. of America Holdings (a)	936	118,273
Premier, Inc. - Class A (a)	2,449	91,470
Quest Diagnostics, Inc.	1,551	129,152
Select Medical Holdings Corp. (a)	5,701	87,510
Tenet Healthcare Corp. (a)	2,667	45,713
UnitedHealth Group, Inc.	1,234	307,414
Universal Health Services, Inc. - Class B	2,101	244,893
		3,052,600
Hotels, Restaurants & Leisure - 4.96%
BJ's Restaurants, Inc.	1,231	62,252
Brinker International, Inc.	1,521	66,893
The Cheesecake Factory, Inc.	1,539	66,962
Cracker Barrel Old Country Store, Inc.	453	72,417
Darden Restaurants, Inc.	1,036	103,455
Dave & Buster's Entertainment, Inc.	1,311	58,418
Dine Brands Global, Inc.	852	57,374
The Wendy's Co.	4,416	68,934
Yum! Brands, Inc.	1,295	119,036
		675,741
Household Durables - 4.87%
D.R. Horton, Inc.	5,091	176,454
Lennar Corp. - Class A	2,343	91,728
MDC Holdings, Inc.	2,161	60,746
Meritage Homes Corp. (a)	1,672	61,396
PulteGroup, Inc.	5,933	154,199
Toll Brothers, Inc.	3,601	118,581
		663,104

IT Services - 9.75%
Alliance Data Systems Corp.	558	$83,745
First Data Corp. - Class A (a)	6,127	103,608
Fiserv, Inc. (a)	2,567	188,649
FleetCor Technologies, Inc. (a)	600	111,432
Genpact, Ltd. (b)	2,099	56,652
MasterCard, Inc. - Class A	1,407	265,431
MAXIMUS, Inc.	1,805	117,487
Travelport Worldwide, Ltd. (b)	4,320	67,478
The Western Union Co.	4,063	69,315
Visa, Inc. - Class A	1,994	263,088
		1,326,885
Media - 1.15%
AMC Networks, Inc. - Class A (a)	1,361	74,692
Nexstar Media Group, Inc. - Class A	1,043	82,021
		156,713
Multiline Retail - 8.84%
Dillard's, Inc. - Class A	1,298	78,282
Dollar General Corp.	2,286	247,071
Dollar Tree, Inc. (a)	2,036	183,892
Kohl's Corp.	2,145	142,299
Macy's, Inc.	4,254	126,684
Nordstrom, Inc.	3,113	145,097
Target Corp.	4,244	280,486
		1,203,811
Professional Services - 4.56%
ASGN, Inc. (a)	2,332	127,094
Insperity, Inc.	1,827	170,568
Robert Half International, Inc.	2,729	156,099
TriNet Group, Inc. (a)	2,503	105,001
TrueBlue, Inc. (a)	2,776	61,766
		620,528
Road & Rail - 7.01%
Canadian National Railway Co. (b)	1,332	98,715
Canadian Pacific Railway, Ltd. (b)	775	137,655
CSX Corp.	2,229	138,488
Genesee & Wyoming, Inc. - Class A (a)	1,422	105,256
Kansas City Southern	1,323	126,280
Norfolk Southern Corp.	940	140,568
Union Pacific Corp.	1,001	138,368
Werner Enterprises, Inc.	2,351	69,449
		954,779

Semiconductors & Semiconductor Equipment - 7.04%
Applied Materials, Inc.	4,473	$146,446
Intel Corp.	1,909	89,589
KLA-Tencor Corp.	922	82,510
Kulicke & Soffa Industries, Inc. (b)	2,498	50,634
Lam Research Corp.	1,627	221,549
Micron Technology, Inc. (a)	2,499	79,293
MKS Instruments, Inc.	1,700	109,837
SolarEdge Technologies, Inc. (a)(b)	2,646	92,875
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,304	85,041
		957,774
Specialty Retail - 6.65%
Aaron's, Inc.	2,918	122,702
AutoZone, Inc. (a)	139	116,529
Dick's Sporting Goods, Inc.	2,881	89,887
Group 1 Automotive, Inc.	1,124	59,257
The Home Depot, Inc.	597	102,577
Lowe's Companies, Inc.	2,006	185,274
Penske Automotive Group, Inc.	1,890	76,205
Williams-Sonoma, Inc.	3,018	152,258
		904,689
TOTAL COMMON STOCKS (Cost $12,849,440)		$13,527,146

SHORT-TERM INVESTMENTS - 0.79%
Money Market Funds - 0.79%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (c)	107,164	$107,164
TOTAL SHORT-TERM INVESTMENTS (Cost $107,164)		$107,164

Total Investments (Cost $12,956,604) - 100.15%		$13,634,310
Liabilities in Excess of Other Assets - (0.15)%		(20,035)
TOTAL NET ASSETS - 100.00%		$13,614,275

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at December 31, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,527,146	$–	$–	$13,527,146
Money Market Funds	107,164	–	–	107,164
Total Investments in Securities	$13,634,310	$–	$–	$13,634,310

The Fund did not invest in any Level 3 securities during the period.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.10%
Airlines - 2.33%
Hawaiian Holdings, Inc.	1,568	$41,411
International Consolidated Airlines Group SA (b)	9,742	76,840
SkyWest, Inc.	976	43,403
		161,654
Communications Equipment - 5.06%
Arcadyan Technology Corp. (b)	22,000	53,584
Ciena Corp. (a)	2,722	92,303
CommScope Holding Co., Inc. (a)	2,265	37,124
EchoStar Corp. - Class A (a)	1,332	48,911
Lumentum Holdings, Inc. (a)	1,532	64,359
Sangsangin Co., Ltd. (a)(b)	1,731	27,736
Taihan Fiberoptics Co., Ltd. (a)(b)	5,832	26,743
		350,760
Consumer Finance - 3.68%
Ally Financial, Inc.	2,602	58,961
Encore Capital Group, Inc. (a)	1,169	27,472
Hitachi Capital Corp. (b)	1,500	31,539
Krungthai Card PLC - NVDR	39,500	37,062
Nelnet, Inc. - Class A	771	40,354
Santander Consumer USA Holdings, Inc.	3,378	59,419
		254,807
Health Care Providers & Services - 18.63%
Acadia Healthcare Co., Inc. (a)	1,634	42,010
Alfresa Holdings Corp. (b)	3,300	84,116
AmerisourceBergen Corp.	771	57,362
AMN Healthcare Services, Inc. (a)	1,300	73,658
Anthem, Inc.	484	127,113
Centene Corp. (a)	940	108,382
Cigna Corp.	794	150,765
CVS Health Corp.	1,271	83,276
HCA Healthcare, Inc.	1,006	125,197
Korian SA (b)	1,320	46,980
Laboratory Corp. of America Holdings (a)	427	53,956
Medipal Holdings Corp. (b)	3,600	77,019
Select Medical Holdings Corp. (a)	3,270	50,194
UnitedHealth Group, Inc.	448	111,606
Universal Health Services, Inc. - Class B	861	100,358
		1,291,992

Household Durables - 5.81%
Barratt Developments PLC (b)	7,384	$43,556
Bellway PLC (b)	1,549	49,699
Haseko Corp. (b)	5,000	52,358
Lennar Corp. - Class A	1,464	57,316
MDC Holdings, Inc.	1,854	52,116
Meritage Homes Corp. (a)	1,386	50,894
Redrow PLC (b)	7,844	49,132
TRI Pointe Group, Inc. (a)	4,357	47,622
		402,693
Insurance - 4.85%
Dai-ichi Life Holdings, Inc. (b)	3,500	54,354
Legal & General Group PLC (b)	18,509	54,534
Lincoln National Corp.	585	30,016
Medibank Pvt, Ltd. (b)	22,133	40,069
Old Mutual, Ltd. (b)	17,516	26,122
Ping An Insurance Group Co. of China, Ltd. (b)	10,000	88,220
Prudential Financial, Inc.	529	43,140
		336,455
IT Services - 12.77%
Accenture PLC - Class A (b)	522	73,607
Alliance Data Systems Corp.	277	41,572
Bechtle AG (b)	478	37,234
CACI International, Inc. - Class A (a)	346	49,834
Computershare, Ltd. (b)	3,156	38,248
CSG Systems International, Inc.	1,022	32,469
DXC Technology Co.	990	52,638
Fidelity National Information Services, Inc.	609	62,453
First Data Corp. - Class A (a)	2,479	41,920
FleetCor Technologies, Inc. (a)	298	55,345
Genpact, Ltd. (b)	2,166	58,460
ManTech International Corp. - Class A	737	38,542
MAXIMUS, Inc.	683	44,457
NET One Systems Co., Ltd. (b)	3,800	67,028
NS Solutions Corp. (b)	1,600	38,300
Sabre Corp.	1,700	36,788
TIS, Inc. (b)	900	35,436
Travelport Worldwide, Ltd. (b)	2,378	37,144
Wipro, Ltd. - ADR	8,590	44,067
		885,542
Life Sciences Tools & Services - 6.19%
Bio-Rad Laboratories, Inc. - Class A (a)	202	46,908
Cambrex Corp. (a)	1,255	47,389
Eurofins Scientific SE (b)	130	48,553
Gerresheimer AG (b)	829	54,474
IQVIA Holdings, Inc. (a)	664	77,137
Medpace Holdings, Inc. (a)	1,030	54,518
Siegfried Holding AG (b)	155	53,012
Syneos Health, Inc. (a)	1,195	47,023
		429,014

Media - 0.81%
Nexstar Media Group, Inc. - Class A	714	$56,149

Metals & Mining - 2.13%
BlueScope Steel, Ltd. (b)	8,106	62,531
Evraz PLC (b)	5,484	33,581
Reliance Steel & Aluminum Co.	425	30,247
United States Steel Corp.	1,168	21,304
		147,663
Multiline Retail - 1.51%
Dillard's, Inc. - Class A	729	43,966
Kohl's Corp.	910	60,370
		104,336
Oil, Gas & Consumable Fuels - 15.84%
Adaro Energy Tbk PT (b)	303,800	25,701
Antero Resources Corp. (a)	2,314	21,728
Beach Energy, Ltd. (b)	33,090	31,264
Cenovus Energy, Inc. (b)	4,745	33,357
Chesapeake Energy Corp. (a)	9,961	20,918
CNX Resources Corp. (a)	2,707	30,914
CVR Refining LP	2,030	21,173
DNO ASA (b)	22,394	32,538
Ecopetrol SA - ADR	2,469	39,208
Eni SpA - ADR	1,381	43,501
Equinor ASA - ADR	2,127	45,029
Exxon Mobil Corp.	854	58,234
Formosa Petrochemical Corp. (b)	15,000	53,228
Galp Energia SGPS SA (b)	2,272	35,775
HollyFrontier Corp.	1,199	61,293
Idemitsu Kosan Co., Ltd. (b)	1,100	35,779
JXTG Holdings, Inc. (b)	8,700	45,184
Laredo Petroleum, Inc. (a)	4,567	16,533
Marathon Petroleum Corp.	747	44,080
MOL Hungarian Oil & Gas PLC (b)	3,909	42,899
PBF Energy, Inc. - Class A	1,431	46,751
Peabody Energy Corp.	1,485	45,263
Peyto Exploration & Development Corp. (b)	5,114	26,521
PTT PCL - NVDR	29,200	41,180
Repsol SA (b)	2,750	44,212
Southwestern Energy Co. (a)	9,547	32,555
Thai Oil PCL - NVDR	12,200	24,795
Whitehaven Coal, Ltd. (b)	18,157	55,332
Yanzhou Coal Mining Co., Ltd. (b)	54,000	43,613
		1,098,558

Paper & Forest Products - 5.50%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	$2,222
Fibria Celulose SA - ADR	2,992	51,492
Louisiana-Pacific Corp.	2,738	60,839
Norbord, Inc. (b)	1,221	32,466
Sappi, Ltd. (b)	10,348	58,701
Stora Enso OYJ (b)	5,486	63,603
UPM-Kymmene OYJ (b)	1,443	36,528
West Fraser Timber Co., Ltd. (b)	1,535	75,828
		381,679
Semiconductors & Semiconductor Equipment - 7.52%
Applied Materials, Inc.	1,327	43,446
DB HiTek Co., Ltd. (b)	3,199	31,257
Intel Corp.	1,523	71,474
Lam Research Corp.	384	52,289
Micron Technology, Inc. (a)	2,767	87,797
ON Semiconductor Corp. (a)	3,361	55,490
SCREEN Holdings Co., Ltd. (b)	700	29,347
Sino-American Silicon Products, Inc. (b)	17,000	33,815
STMicroelectronics NV - NYRS	2,991	41,515
SUMCO Corp. (b)	4,100	45,662
UniTest, Inc. (b)	3,120	29,434
		521,526
Wireless Telecommunication Services - 6.47%
China Mobile, Ltd. - ADR	1,247	59,856
KDDI Corp. (b)	4,100	97,969
Rogers Communications, Inc. - Class B (b)	1,352	69,283
SoftBank Group Corp. (b)	1,700	111,349
Telephone & Data Systems, Inc.	1,692	55,058
T-Mobile US, Inc. (a)	866	55,086
		448,601
TOTAL COMMON STOCKS (Cost $7,761,812)		$6,871,429

SHORT-TERM INVESTMENTS - 0.96%
Money Market Funds - 0.96%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (c)	66,585	$66,585
TOTAL SHORT-TERM INVESTMENTS (Cost $66,585)		$66,585

Total Investments (Cost $7,828,397) - 100.06%	$6,938,014
Liabilities in Excess of Other Assets - (0.06)%	(4,256)
TOTAL NET ASSETS - 100.00%	$6,933,758

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2018.
(d)	Illiquid security. The fair value of these securities total $2,222 which represents 0.03% of total net assets.
(e)
The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$227,444	3.28%
British Pound	333,464	4.81
Canadian Dollar	204,098	2.94
Euro	367,359	5.29
Hong Kong Dollar	134,055	1.93
Hungarian Forint	42,899	0.62
Indonesian Rupiah	25,701	0.37
Japanese Yen	805,440	11.61
New Taiwan Dollar	140,627	2.03
Norwegian Krone	32,538	0.47
South African Rand	58,701	0.85
South Korea Won	115,170	1.66
Swiss Franc	53,012	0.76
Thai Baht	103,037	1.48
US Dollar	4,294,469	61.90
Total Investments	$6,938,014	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$227,444	3.28%
Brazil	51,492	0.74
Canada	237,455	3.42
China	134,055	1.93
Colombia	39,208	0.57
Finland	100,131	1.44
France	46,980	0.68
Germany	91,708	1.32
Hong Kong	59,856	0.86
Hungary	42,899	0.62
India	44,067	0.64
Indonesia	25,701	0.37
Ireland	73,607	1.06
Italy	43,501	0.63
Japan	805,440	11.61
Luxembourg	48,553	0.70
Norway	77,567	1.12
Portugal	35,775	0.52
Russia	33,581	0.48
South Africa	84,823	1.22
South Korea	115,170	1.66
Spain	44,212	0.64
Switzerland	94,527	1.36
Taiwan	140,627	2.03
Thailand	103,037	1.48
United Kingdom	310,905	4.48
United States	3,825,693	55.14
Total Investments	$6,938,014	100.00%

Leuthold Global Industries Fund

Summary of Fair Value Exposure at December 31, 2018
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

Investments at Fair Value	Level 1		Level 2	Level 3	Total
Common Stocks
Airlines	$84,814		$76,840	$-	$161,654
Communications Equipment	242,697		108,063	-	350,760
Consumer Finance	186,206		68,601	-	254,807
Health Care Providers & Services	1,083,877		208,115	-	1,291,992
Household Durables	207,948		194,745	-	402,693
Insurance	73,156		263,299	-	336,455
IT Services	669,296		216,246	-	885,542
Life Sciences Tools & Services	272,975		156,039	-	429,014
Media	56,149		-	-	56,149
Metals & Mining	51,551		96,112	-	147,663
Multiline Retail	104,336		-	-	104,336
Oil, Gas & Consumable Fuels	587,058		511,500	-	1,098,558
Paper & Forest Products	220,625		158,832	2,222	381,679
Semiconductors & Semiconductor Equipment	352,011		169,515	-	521,526
Wireless Telecommunication Services	239,283		209,318	-	448,601
Total Common Stocks	4,431,982		2,437,225	2,222	6,871,429
Money Market Funds	66,585		-	-	66,585
Total Investments in Securities	$4,498,567		$2,437,225	$2,222	$6,938,014

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$2,223
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(1	)*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2018	$2,222	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2018:	$(1)

* Unrealized depreciation is due to a change in foreign currency exchange rates.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 79.71%
Money Market Funds - 79.71%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (a)(b)	98,373,139	$98,373,139
TOTAL SHORT-TERM INVESTMENTS (Cost $98,373,139)		$98,373,139

Total Investments (Cost $98,373,139) - 79.71%		$98,373,139
Other Assets in Excess of Liabilities - (b) 20.29%		25,042,236
TOTAL NET ASSETS - 100.00%		$123,415,375

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2018.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 90.99%
Aerospace & Defense - 1.67%
Aerojet Rocketdyne Holdings, Inc.	29,956	$1,055,350
Embraer SA - ADR	24,682	546,213
Mercury Systems, Inc.	9,704	458,902
		2,060,465
Auto Components - 0.53%
LCI Industries	9,788	653,838

Automobiles - 1.00%
Ferrari NV (b)	12,446	1,237,630

Banks - 4.40%
First Republic Bank	16,771	1,457,400
HDFC Bank, Ltd. - ADR	17,931	1,857,472
ICICI Bank, Ltd. - ADR	163,069	1,677,980
South State Corp.	7,383	442,611
		5,435,463
Beverages - 3.09%
Anheuser-Busch InBev SA/NV - ADR	16,138	1,062,042
Brown-Forman Corp. - Class B	37,761	1,796,668
Cott Corp.	40,398	563,148
MGP Ingredients, Inc.	6,751	385,145
		3,807,003
Building Products - 1.99%
American Woodmark Corp.	11,286	628,405
Lennox International, Inc.	8,333	1,823,760
		2,452,165
Capital Markets - 0.27%
WisdomTree Investments, Inc.	50,102	333,178

Chemicals - 3.34%
GCP Applied Technologies, Inc.	35,863	880,437
International Flavors & Fragrances, Inc.	11,497	1,543,702
The Scotts Miracle-Gro Co.	19,724	1,212,237
Tronox, Ltd. - Class A (b)	62,654	487,448
		4,123,824

Commercial Services & Supplies - 2.82%
The Brink's Co.	20,779	$1,343,362
Cimpress NV (b)	5,063	523,616
Healthcare Services Group, Inc.	28,503	1,145,251
Ritchie Bros Auctioneers, Inc. (b)	14,345	469,368
		3,481,597
Construction & Engineering - 1.14%
AECOM	35,335	936,378
Granite Construction, Inc.	11,708	471,598
		1,407,976
Construction Materials - 2.37%
Martin Marietta Materials, Inc.	9,282	1,595,297
Vulcan Materials Co.	13,396	1,323,525
		2,918,822
Diversified Consumer Services - 0.99%
TAL Education Group - ADR	45,567	1,215,728

Electronic Equipment, Instruments & Components - 3.99%
Cognex Corp.	30,167	1,166,558
IPG Photonics Corp.	15,179	1,719,629
Littelfuse, Inc.	9,177	1,573,672
Rogers Corp.	4,641	459,737
		4,919,596
Energy Equipment & Services - 2.66%
Halliburton Co.	36,390	967,246
National Oilwell Varco, Inc.	35,652	916,257
Oil States International, Inc.	25,526	364,511
Schlumberger, Ltd.	28,796	1,038,960
		3,286,974
Food Products - 0.49%
BRF SA - ADR	105,267	597,917

Health Care Equipment & Supplies - 9.01%
Abbott Laboratories	25,104	1,815,772
Becton Dickinson and Co.	7,805	1,758,623
Cooper Companies, Inc.	6,856	1,744,852
DENTSPLY SIRONA, Inc.	54,375	2,023,294
Insulet Corp.	23,100	1,832,292
Nevro Corp.	10,653	414,295
Wright Medical Group, Inc. (b)	56,325	1,533,166
		11,122,294
Health Care Technology - 0.88%
Medidata Solutions, Inc.	16,138	1,088,024

Hotels, Restaurants & Leisure - 3.59%
Melco Crown Entertainment, Ltd. - ADR	113,673	$2,002,918
MGM Resorts International	55,376	1,343,422
Wynn Resorts, Ltd.	10,970	1,085,043
		4,431,383
Household Durables - 1.05%
iRobot Corp.	15,400	1,289,596

Household Products - 0.30%
Spectrum Brands Holdings, Inc.	8,804	371,969

Industrial Conglomerates - 1.38%
3M Co.	8,966	1,708,382

Insurance - 4.48%
American International Group, Inc.	30,800	1,213,828
Assurant, Inc.	18,142	1,622,621
Chubb, Ltd. (b)	8,755	1,130,971
Marsh & McLennan Companies, Inc.	19,619	1,564,615
		5,532,035
Interactive Media & Services - 2.84%
SINA Corp. (b)	25,948	1,391,851
Snap, Inc. - Class A	107,166	590,485
Weibo Corp. - ADR	25,948	1,516,141
		3,498,477
Internet & Direct Marketing Retail - 5.95%
Alibaba Group Holding, Ltd. - ADR	10,231	1,402,363
Ctrip.com International, Ltd. - ADR	36,601	990,423
GrubHub, Inc.	24,011	1,844,285
MakeMyTrip, Ltd. - Class A (b)	17,193	418,306
MercadoLibre, Inc. (b)	5,094	1,491,778
Wayfair, Inc. - Class A	13,290	1,197,163
		7,344,318
Leisure Products - 1.15%
Hasbro, Inc.	17,509	1,422,606

Life Sciences Tools & Services - 0.96%
Bio-Techne Corp.	8,223	1,190,033

Machinery - 1.78%
The Toro Co.	28,163	1,573,748
Woodward, Inc.	8,333	619,059
		2,192,807

Media - 2.93%
Meredith Corp.	10,020	$520,439
New York Times Co. - Class A	68,455	1,525,862
News Corp. - Class A	138,282	1,569,500
		3,615,801
Metals & Mining - 5.13%
Agnico Eagle Mines, Ltd. (b)	42,719	1,725,847
Franco-Nevada Corp. (b)	18,564	1,302,636
Royal Gold, Inc.	22,783	1,951,364
Wheaton Precious Metals Corp. (b)	69,405	1,355,480
		6,335,327
Multi-Utilities - 1.23%
Sempra Energy	14,029	1,517,797

Oil, Gas & Consumable Fuels - 3.00%
Concho Resources, Inc.	13,607	1,398,663
Devon Energy Corp.	71,281	1,606,674
Jagged Peak Energy, Inc.	48,942	446,351
Kosmos Energy, Ltd.	60,017	244,269
		3,695,957
Pharmaceuticals - 0.86%
Nektar Therapeutics	32,430	1,065,974

Real Estate Investment Trusts (REITs) - 1.47%
Equinix, Inc.	3,586	1,264,280
Healthcare Realty Trust, Inc.	19,300	548,892
		1,813,172
Semiconductors & Semiconductor Equipment - 5.08%
Ambarella, Inc.	29,274	1,024,005
First Solar, Inc.	40,187	1,706,139
Inphi Corp.	14,661	471,351
Microchip Technology, Inc.	25,420	1,828,206
Universal Display Corp.	13,185	1,233,721
		6,263,422
Software - 6.30%
2U, Inc.	20,885	1,038,402
Blackbaud, Inc.	16,138	1,015,080
Box, Inc. - Class A	63,918	1,078,936
Guidewire Software, Inc.	16,455	1,320,185
Hortonworks, Inc.	50,313	725,514
Instructure, Inc.	17,072	640,371
Pegasystems, Inc.	18,986	908,100
Proofpoint, Inc.	12,566	1,053,156
		7,779,744

Trading Companies & Distributors - 0.87%
SiteOne Landscape Supply, Inc.	19,513	$1,078,483
TOTAL COMMON STOCKS (Proceeds $129,267,198)		112,289,777

PREFERRED STOCKS - 0.59%
Transportation Infrastructure - 0.59%
Azul SA (b)	26,370	$730,185
TOTAL PREFERRED STOCKS (Proceeds $599,369)		$730,185

INVESTMENT COMPANIES - 7.88%
Exchange Traded Funds - 7.88%
SPDR S&P 500 ETF Trust	38,929	$9,729,136
TOTAL INVESTMENT COMPANIES (Proceeds $9,941,132)		$9,729,136

TOTAL SECURITIES SOLD SHORT
(Proceeds $139,807,699) - 99.46%		$122,749,098

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at December 31, 2018

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$98,373,139	$–	$–	$98,373,139
Total Investments in Securities	$98,373,139	$–	$–	$98,373,139

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$112,289,777	$–	$–	$112,289,777
Preferred Stocks	730,185	–	–	730,185
Exchange Traded Funds	9,729,136	–	–	9,729,136
Total Securities Sold Short	$122,749,098	$–	$–	$122,749,098

The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title) /s/ John Mueller
                                        John Mueller, President

Date  February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
                                          John Mueller, President

Date  February 27, 2019

By (Signature and Title)* /s/ Holly J. Weiss
                                          Holly J. Weiss, Treasurer

Date  February 27, 2019

* Print the name and title of each signing officer under his or her signature.